OTHER BORROWINGS (Film financing agreement)	9 Months Ended
Sep. 30, 2014
Film financing agreement
OTHER BORROWINGS
OTHER BORROWINGS

13.OTHER BORROWINGS

The Group entered into two film financing agreements with other investors in March 2012 and May 2012. Under the agreements, the investors paid a total amount of $3,001 (equivalent of RMB19 million) to invest in the production of a TV series. The Group guaranteed a return of 15% on the investment. One of the borrowings, at principle amount of $1,579 (equivalent of RMB10 million) and the related interest was repaid in May 2013. The remaining borrowing, a principle amount of $1,422 (equivalent of RMB9 million) and the related interest was repaid in February 2014.

In August 2013, the Group entered into a film financing agreement with a third party investor. Under the agreement, the investor invested $2,314 (equivalent of RMB14.2 million) in September 2013 and invested $256 (equivalent of RMB1.58 million) in August 2014. The Group guaranteed a return of 8% on the investment. The loan and related interest will be due in January 2015.

In April 2014, the Group entered into a film financing agreement with a third party investor. Under the agreement, the investor invested $2,456 (equivalent of RMB15.3 million) as the first payment and the Group guaranteed a return of 10% on the investment. The loan and related interest will be due in June 2015.